Debt	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about borrowings [abstract]
Debt	Debt
Debt by category

Skr mn	June 30, 2026	December 31, 2025
Currency-related contracts	2,557	3,777
Interest rate-related contracts	314,962	300,759
Contracts related to commodities, credit risk, etc.	99	97
Total debt	317,619	304,633
of which denominated in:
Skr	24,882	24,599
USD	183,639	166,687
EUR	83,386	84,653
AUD	12,623	12,119
GBP	4,236	7,899
CHF	4,281	4,188
Other currencies	4,573	4,487
The information is disclosed in accordance with FFFS 2014:21.